Stock Option Plan - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Options granted, Number of options					4,039,029
Options granted, Weighted average exercise price					$ 0.49
Options exercised, Number of options					624,451
Options exercised, Weighted average exercise price					$ 0.21
Options exercised, Aggregate intrinsic value					$ 176
Options cancelled, Number of options					2,025,518
Options cancelled, Weighted average exercise price					$ 0.26
Stock Option [Member]
Schedule of Stock Option Activity [Line Items]
Number of options				7,101,152	12,773,588	10,589,851
Weighted average exercise price				$ 0.62	$ 0.24	$ 0.22
Weighted average remaining contractual life (years)		6 years 3 months 21 days	6 years 6 months	6 years 5 months 12 days	6 years 4 months 28 days
Aggregate intrinsic value				$ 2,541	$ 3,186	$ 954
Options granted, Number of options				357,965		2,935,275
Options granted, Weighted average exercise price				$ 2.17		$ 0.31
Options exercised, Number of options				447,117		266,799
Options exercised, Weighted average exercise price				$ 0.3		$ 0.18
Options exercised, Aggregate intrinsic value				$ 1,107		$ 36
Options cancelled, Number of options				423,460		484,739
Options cancelled, Weighted average exercise price				$ 0.55		$ 0.25
Number of options	7,101,152	12,773,588	10,589,851	6,588,540	7,101,152	12,773,588
Weighted average exercise price	$ 0.62	$ 0.24	$ 0.22	$ 0.73	$ 0.62	$ 0.24
Weighted average remaining contractual life (years)		6 years 3 months 21 days	6 years 6 months	6 years 5 months 12 days	6 years 4 months 28 days
Aggregate intrinsic value	$ 2,541	$ 3,186	$ 954	$ 14,952	$ 2,541	$ 3,186
Vested and expected to vest, Number of options	14,162,648			6,588,540	14,162,648
Vested and expected to vest, Weighted average exercise price	$ 0.31			$ 0.73	$ 0.31
Vested and expected to vest, Weighted average remaining contractual life (years)	6 years 4 months 28 days			6 years 5 months 12 days
Vested and expected to vest, Aggregate intrinsic value	$ 2,541			$ 14,952	$ 2,541
Exercisable, Number of options	9,370,813			4,563,093	9,370,813
Exercisable, Weighted average exercise price	$ 0.25			$ 0.56	$ 0.25
Exercisable, Weighted average remaining contractual life (years)	5 years 1 month 9 days			5 years 4 months 24 days
Exercisable, Aggregate intrinsic value	$ 2,290			$ 11,136	$ 2,290
Stock Option [Member] | Previously Reported [Member]
Schedule of Stock Option Activity [Line Items]
Number of options				14,162,648
Weighted average exercise price				$ 0.31
Weighted average remaining contractual life (years)	6 years 4 months 28 days				6 years 4 months 28 days
Aggregate intrinsic value				$ 2,541
Number of options	14,162,648				14,162,648
Weighted average exercise price	$ 0.31				$ 0.31
Weighted average remaining contractual life (years)	6 years 4 months 28 days				6 years 4 months 28 days
Aggregate intrinsic value	$ 2,541				$ 2,541
Stock Option [Member] | Retroactive application of reverse recapitalization [Member]
Schedule of Stock Option Activity [Line Items]
Number of options				(7,061,496)
Number of options	(7,061,496)				(7,061,496)